Contract liabilities - Summary of unsatisfied performance obligation of contract liabilities (Detail) - TRY (₺) ₺ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of performance obligations
Unsatisfied performance obligation	₺ 11,776,008	₺ 4,963,720
Not later than one year
Disclosure of performance obligations
Transaction price allocated to unsatisfied contracts	29.00%
Later than one year
Disclosure of performance obligations
Transaction price allocated to unsatisfied contracts	71.00%
Telecommunications service
Disclosure of performance obligations
Unsatisfied performance obligation	₺ 10,768,817	3,060,547
Other
Disclosure of performance obligations
Unsatisfied performance obligation	₺ 1,007,191	₺ 1,903,173